Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Profit before income tax	$ 32,715,335	$ 33,092,903	$ 33,220,883
Tax expense at the Australian statutory rate of 30%	$ 9,814,601	$ 9,927,871	$ 9,966,265
Tax expense at the Australian statutory rate of 30%, percent	30.00%	30.00%	30.00%
Foreign tax	$ (864,587)	$ (143,989)	$ (78,333)
Foreign tax, percent	(3.00%)	0.00%	(1.00%)
Different tax rates on overseas income	$ 2,522,130	$ 2,798,616	$ 3,113,498
Different tax rates on overseas income, percent	7.00%	9.00%	9.00%
Foreign currency translation of foreign operations	$ (3,386,717)	$ (2,942,605)	$ (3,191,831)
Foreign currency translation of foreign operations, percent	(10.00%)	(9.00%)	(10.00%)
State and local		$ 4,640	$ 18,931
State and local, percent	0.00%	0.00%	0.00%
State and local income tax, net of federal benefit		$ 4,640	$ 18,931
State and local income tax, net of federal benefit, percent	0.00%	0.00%	0.00%
Effects of Cross-border tax laws — (CFC attributable income)	$ 43,648	$ 3,186	$ 33,209
Effects of Cross-border tax laws - (CFC attributable income), percent	0.00%	0.00%	0.00%
Tax credits - Research and development credits and other deductions	$ (346,288)	$ (54,696)	$ (142,744)
Tax credits - Research and development credits and other deductions, percent	(1.00%)	0.00%	0.00%
Changes in valuation allowance — Tax losses not recognized	$ 148,042	$ 130,539	$ 573,224
Changes in valuation allowance - Tax losses not recognized, percent	0.00%	0.00%	2.00%
Nontaxable or nondeductible items	$ 287,620	$ 395,207	$ 509,312
Nontaxable or nondeductible items, percent	1.00%	1.00%	2.00%
Share-based payments	$ 243,680	$ 307,648	$ 20,691
Share-based payments, percent	1.00%	1.00%	0.00%
Other nondeductible expenses	$ 43,940	$ 87,559	$ 168,824
Other nondeductible expenses, percent	0.00%	0.00%	1.00%
Taxable implied interest income			$ 319,797
Taxable implied interest income, percent	0.00%	0.00%	1.00%
Effects of changes in Tax Laws and Rates on DTA & DTL	$ 254,181	$ (714,514)	$ (677,055)
Effects of changes in Tax Laws and Rates on DTA & DTL, percent	1.00%	(2.00%)	(2.00%)
Other — Changes in prior year accruals — (over)/under provision in respect of prior years	$ 200,284	$ 421,795	$ (328,100)
Other - Changes in prior year accruals - (over)/under provision in respect of prior years, percent	1.00%	1.00%	(1.00%)
Total tax expense	$ 9,537,501	$ 9,970,039	$ 9,874,709
Total income tax expense, percent	29.00%	30.00%	30.00%